EATON VANCE SERIES TRUST II

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated November 1, 2025 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 129 (“Amendment No. 129”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 129 was filed electronically with the Securities and Exchange Commission (Accession No. 0001133228-25-011235) on October 27, 2025.

EATON VANCE SERIES TRUST II
on behalf of Parametric Tax-Managed
Emerging Markets Fund

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo
Secretary

Date: November 5, 2025